Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings Per Share
24.	EARNINGS PER SHARE
Basic earnings per share are calculated by dividing net loss for the year attributable to equity holders of the Parent by the weighted average number of ordinary shares outstanding during the year (see explanations regarding the impact of the Transaction on the weighted average number of ordinary shares outstanding in Note 6).
As the Company has losses in all three periods, potential ordinary shares from Management Stock Options, Employee Stock Options, RSU plans and Warrants are not dilutive (losses per share would be less and anti-dilution would exist), Hence, these shares are not considered in the calculation of losses per diluted share.
Details of the calculation of basic and diluted earnings/loss per share are as follows:

	Year ended December 31,
(In thousand Euros)	2022	2021	2020
Loss for the year	(62,800)	(223,777)	(11,402)
Dilutive effects on earnings per share	—	—	—

Total loss for basic and diluted earnings per share	(62,800)	(223,777)	(11,402)

Number of shares	December 31, 2022	December 31, 2021	December 31, 2020
Weighted average number of ordinary shares for basic and diluted earnings per share (thousand shares)	163,367	112,725	91,746

(In Euros)	December 31, 2022	December 31, 2021	December 31, 2020
Basic and diluted losses per share	(0.38)	(1.99)	(0.12)

See note 6 for further details on the impact of the Transaction on EPS.